Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2022 - Summary of New Standards or Interpretations Not Yet Adopted (Detail)
12 Months Ended
Dec. 31, 2022
IFRS 17,Insurance Contracts [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2023
Amendments to IAS 1, Presentation of financial statements and IFRS Practice Statement 2, Making materiality judgements: Disclosure of accounting policies [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2023
Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors: Definition of Accounting estimates [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2023
Amendments to IAS 12, Income Taxes: Deferred Tax Related to Assets and Liabilities Arising From a Single Transaction [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2023
Amendments to IAS 1, Presentation of Financial Statements: Classification of Liabilities as Current or Non-current [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2024
Amendments to IAS 1, Presentation of financial statements: Non-current liabilities with covenants
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2024
Amendments to IFRS 16, Leases: Lease liability in a sale and leaseback
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Effective for accounting periods beginning on or after	Jan. 01, 2024